Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	5,000,000	5,000,000
Common stock, shares issed (in shares)	2,160,000	2,160,000
Common stock, shares outstanding (in shares)	1,858,536	1,858,536
Treasury stock, shares (in shares)	301,464	301,464